Acquisitions and Disposals (Tables)	3 Months Ended
Mar. 31, 2014
Anticemex Reinsurance S.A.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

Ikano Re S.A
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169

Euro Accident Health & Care Insurance Aktiebolag (EHC)
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2013
Assets
Cash and invested assets	$873
Receivables	10,786
Intangible assets	20,100
Premises and equipment	1,731
Prepaid and other assets	146
Total Assets	33,636
Liabilities
Accounts payable and accrued expenses	10,706
Deferred tax liability	5,720
Total liabilities	16,426
Net assets purchased	17,210
Purchase price	42,840
Goodwill recorded	$25,630